LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
LONG-TERM INVESTMENTS
Schedule of components of long-term investments

	June 30,	December 31,
	2023	2022
Investment in Beijing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”)	$1,379,063	$1,449,863
Investment in Beijing Qucheng Technology Technology Co., Ltd. (“Beijing Qucheng”)	1,323,901	811,924
Investment in Beijing Shanxingzhe Technology Investment LLP (“Beijing Shanxingzhe”)	4,137,189	—
	$6,840,153	$2,261,787